Note 6 - Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2021	2020
Waste management and brokerage services	$40,266	$38,049
Captive landfill management operations	2,444	2,322
Total waste management services revenues	42,710	40,371
Food, beverage and merchandise sales	11,045	6,416
Membership dues revenue	6,697	6,068
Room rental revenue	4,450	2,223
Greens fees and cart rental revenue	2,723	2,270
Salon and spa services	1,059	358
Fitness and tennis lesson revenue	448	336
Other revenue	1,251	678
Total golf and related operations revenue	27,673	18,349
Total net operating revenues	$70,383	$58,720

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	Balance at Beginning of Period	Provision for Credit Losses	Write-offs less Recoveries	Balance at End of Period
Allowance for credit losses
Year ended December 31, 2021	$265	$36	$(36)	$265
Year ended December 31, 2020	$275	$40	$(50)	$265

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	Balance at Beginning of Period	Unbilled Membership Dues	Billings	Balance at End of Period
Contract Assets:
Unbilled membership dues receivable
Year ended December 31, 2021	$585	$1,997	$(2,004)	$578
Year ended December 31, 2020	$602	$2,143	$(2,160)	$585
	Balance at Beginning of Period	Billings	Revenue Recognized	Balance at End of Period
Contract Liabilities:
Deferred membership dues revenue
Year ended December 31, 2021	$3,196	$6,864	$(6,697)	$3,363
Year ended December 31, 2020	$3,153	$6,111	$(6,068)	$3,196
Customer advance deposits
Year ended December 31, 2021	$674	$1,953	$(1,832)	$795
Year ended December 31, 2020	$553	$917	$(796)	$674